Balance Sheet Details (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Balance Sheet Details [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	September 30, 2023	December 31, 2022
Prepaid insurance costs	$71,250	$—
Other prepaid expenses & current assets	81,387	73,132
Total prepaid expenses & current assets	$152,637	$73,132
Prepaid expenses and other current assets consisted of the following:
	December 31, 2022	December 31, 2021
Prepaid clinical costs	$—	$488,614
Other prepaid expenses & current assets	73,132	148,728
Total prepaid expenses & current assets	$73,132	$637,342

Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	September 30, 2023	December 31, 2022
Lab equipment	$131,963	$131,963
Total property and equipment, gross	131,963	131,963
Accumulated depreciation	(60,617)	(41,830)
Total property and equipment, net	$71,346	$90,133
Property and equipment, net consisted of the following:
	December 31, 2022	December 31, 2021
Lab equipment	$131,963	$131,963
Total property and equipment, gross	131,963	131,963
Accumulated depreciation	(41,830)	(16,782)
Total property and equipment, net	$90,133	$115,181

Schedule of Accrued Expenses	Accrued expenses consisted of the following:
	September 30, 2023	December 31, 2022
Accrued payroll and related expenses	$507,579	$618,014
Accrued clinical study expenses	31,661	175,061
Accrued professional fees	223,358	75,722
Accrued clinical development costs	259,437	111,700
Accrued other expenses	—	5,000
Total accrued expenses	$1,022,035	$985,497
Accrued expenses consisted of the following:
	December 31, 2022	December 31, 2021
Accrued payroll and related expenses	$618,014	$756,729
Accrued clinical study expenses	175,061	327,244
Accrued professional fees	75,722	294,130
Accrued clinical development costs	111,700	145,566
Accrued other expenses	5,000	5,000
Total accrued expenses	$985,497	$1,528,669